INITIAL PUBLIC OFFERING (Details Narrative) - $ / shares		12 Months Ended
	Dec. 05, 2017	Dec. 31, 2020	Jun. 25, 2020
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price			$ 11.50
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	20,000,000	20,000,000
Unit price		$ 10.00
Public warrant description		Each whole Public Warrant entitles the holder to purchase one share of common stock at an exercise price of $11.50 (see Note 7).
Warrant exercise price		$ 11.50